UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine             Westport, CT            2/14/07
       ------------------------   ------------------------------  ----------
             [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         4
                                               -------------

Form 13F Information Table Entry Total:                   32
                                               -------------

Form 13F Information Table Value Total:             $208,846
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.           Form 13F File Number              Name


       1.            28-1839                  ROBERT JAFFEE, GENERAL PARTNER
       2.            28-02944                 DEBORAH ZISKIN, GENERAL PARTNER
       3.            28-7626                  MARGARET EPPRECHT, GENERAL PARTNER
       4.            28-11508                 JEFFREY CHAFFKIN, GENERAL PARTNER

                                                  Form 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5     COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------- ----------- ---------- --------- --- ---- ---------- -------- ----------------------
                                                              VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE
------------------------------ ---------------- ----------- ---------- --------- --- ---- ---------- -------- -------- ------ ------
................................................................................................ ....................................
A C MOORE ARTS & CRAFTS INC    COM              00086T103       1,192     55,000 SH          SOLE               55,000    0    0
................................................................................. ...................................................
ABBOTT LABS                    COM              002824100       3,721     76,386 SH          SOLE               76,386    0    0
................................................................................. ...................................................
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102         164     10,000 SH          SOLE               10,000    0    0
................................................................................. ...................................................
CADBURY SCHWEPPES PLC          ADR              127209302      11,280    262,751 SH          SOLE              262,751    0    0
................................................................................. ...................................................
CIRCUIT CITY STORE INC         COM              172737108       1,448     76,279 SH          SOLE               76,279    0    0
................................................................................. ...................................................
CORNING INC                    COM              219350105       9,423    503,624 SH          SOLE              503,624    0    0
................................................................................. ...................................................
CYTEC INDS INC                 COM              232820100       6,847    121,156 SH          SOLE              121,156    0    0
................................................................................. ...................................................
DRESSER-RAND GROUP INC         COM              261608103       4,587    187,445 SH          SOLE              187,445    0    0
................................................................................. ...................................................
E TRADE FINANCIAL CORP         COM              269246104       2,696    120,249 SH          SOLE              120,249    0    0
................................................................................. ...................................................
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106       9,737    266,179 SH          SOLE              266,179    0    0
................................................................................. ...................................................
GENERAL ELECTRIC CO            COM              369604103      28,427    763,971 SH          SOLE              763,971    0    0
................................................................................. ...................................................
GENESCO INC                    COM              371532102       2,423     64,957 SH          SOLE               64,957    0    0
................................................................................. ...................................................
GENESIS ENERGY L P             UNIT LTD PARTN   371927104       4,064    208,647 SH          SOLE              208,647    0    0
................................................................................. ...................................................
HALLIBURTON CO                 COM              406216101      20,042    645,472 SH          SOLE              645,472    0    0
................................................................................. ...................................................
IDENIX PHARMACEUTICALS INC     COM              45166R204         873    100,497 SH          SOLE              100,497    0    0
................................................................................. ...................................................
O REILLY AUTOMOTIVE INC        COM              686091109       2,007     62,610 SH          SOLE               62,610    0    0
................................................................................. ...................................................
RELIANT ENERGY INC             COM              75952B105       8,266    581,731 SH          SOLE              581,731    0    0
................................................................................. ...................................................
SMITH INTL INC                 COM              832110100       2,275     55,405 SH          SOLE               55,405    0    0
................................................................................. ...................................................
SOUTHERN UN CO NEW             COM              844030106       5,814    207,999 SH          SOLE              207,999    0    0
................................................................................. ...................................................
SYMBOL TECHNOLOGIES INC        COM              871508107       1,591    106,531 SH          SOLE              106,531    0    0
................................................................................. ...................................................
TALISMAN ENERGY INC            COM              87425E103         380      2,000 SH  CALL    SOLE                2,000    0    0
................................................................................. ...................................................
TALISMAN ENERGY INC            COM              87425E103       8,525    501,776 SH          SOLE              501,776    0    0
................................................................................. ...................................................
TD AMERITRADE HLDG CORP        COM              87236Y108       6,964    430,398 SH          SOLE              430,398    0    0
................................................................................. ...................................................
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209       4,662    150,000 SH          SOLE              150,000    0    0
................................................................................. ...................................................
TIME WARNER INC                COM              887317105       4,356    200,000 SH          SOLE              200,000    0    0
................................................................................. ...................................................
TJX COS INC NEW                COM              872540109         718     25,192 SH          SOLE               25,192    0    0
................................................................................. ...................................................
TRANSATLANTIC HLDGS INC        COM              893521104      31,403    505,687 SH          SOLE              505,687    0    0
................................................................................. ...................................................
UNITEDHEALTH GROUP INC         COM              91324P102       2,708     50,391 SH          SOLE               50,391    0    0
................................................................................. ...................................................
VALERO ENERGY CORP NEW         COM              91913Y100       8,953    175,000 SH          SOLE              175,000    0    0
................................................................................. ...................................................
VELOCITY EXPRESS CORP          COM PAR $0.004   92257T608       1,380  1,000,000 SH          SOLE            1,000,000    0    0
................................................................................. ...................................................
WADDELL & REED FINL INC        CL A             930059100       8,468    309,507 SH          SOLE              309,507    0    0
................................................................................. ...................................................
XEROX CORP                     COM              984121103       3,451    203,605 SH          SOLE              203,605    0    0
................................................................................. ...................................................